Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2016		2017
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,290	$0.050	$7,134
Second quarter	$0.0375	5,290	$0.050	7,148
Third quarter	$0.0375	5,297	$0.050	7,155
Fourth quarter	$0.0500	7,065	$0.075	10,737

		$22,942		$32,174